SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts and Reserves [Abstract]
Schedule II - Valuation and Qualifying Accounts and Reserves
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

(Amounts in millions)

		Additions
	Balance Beginning of Year	Charges to Earnings	Other (1)	Deductions (2)	Balance End of Year
Year ended December 31, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$46.8	$13.6	$(9.0)	$(8.9)	$42.5
Reserve for inventory	106.7	53.4	(1.8)	(38.2)	120.1
Valuation allowances for deferred tax assets	157.6	18.1	7.6	—	183.3
Totals	$311.1	$85.1	$(3.2)	$(47.1)	$345.9
Year ended December 31, 2010
Deducted from asset accounts:
Allowance for doubtful accounts	$60.1	$12.3	$(9.5)	$(16.1)	$46.8
Reserve for inventory	110.8	44.6	(6.3)	(42.4)	106.7
Valuation allowances for deferred tax assets	134.6	35.1	(12.1)	—	157.6
Totals	$305.5	$92.0	$(27.9)	$(58.5)	$311.1
Year ended December 31, 2009
Deducted from asset accounts:
Allowance for doubtful accounts	$58.0	$21.4	$(1.5)	$(17.8)	$60.1
Reserve for inventory	83.9	61.1	1.6	(35.8)	110.8
Valuation allowances for deferred tax assets	64.1	21.6	48.9	—	134.6
Totals	$206.0	$104.1	$49.0	$(53.6)	$305.5

(1)	Primarily represents the impact of foreign currency exchange and purchase accounting adjustments for deferred tax assets.

(2)	Primarily represents the utilization of established reserves, net of recoveries.